Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties - Balance Sheets (Table)

Balance Sheets

	December 31, 2023	June 30, 2024
Long term investment
Interchart	$1,380	$1,404
Starocean	231	218
CCL Pool	125	125
Long term investment	$1,736	$1,747

Due from related parties
Interchart	3	—
Oceanbulk Maritime S.A. and its affiliates	—	4
Starocean	35	34
Due from related parties	$38	$38

Due to related parties
Interchart	—	19
Management and Directors Fees	172	158
Oceanbulk Maritime S.A. and its affiliates	15	54
Iblea Ship Management Limited	1,472	1,368
Due to related parties	$1,659	$1,599

Transactions with Related Parties - Income Statements (Table)

Income statements

	Six months ended June 30,
	2023	2024
Voyage expenses:
Voyage expenses-Interchart	$(2,070)	$(2,070)
General and administrative expenses:
Consultancy fees	$(281)	$(394)
Directors compensation	(93)	(82)
Office rent - Combine Marine Ltd. & Alma Properties	(19)	(19)
General and administrative expenses - Oceanbulk Maritime S.A. and its affiliates	(104)	(130)
Management fees:
Management fees- Iblea Ship Management Limited	(1,514)	(1,201)
Equity in income/(loss) of investee
Interchart	$32	$24
Starocean	1	(13)